UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-02631

Chestnut Street Exchange Fund
 (Exact name of registrant as specified in charter)

223 Wilmington West Chester Pike
Chadds Ford, PA 19137
 (Address of principal executive offices) (Zip code)

Terry Wettergreen
Chestnut Street Exchange Fund
223 Wilmington West Chester Pike
Chadds Ford, PA 19137
 (Name and address of agent for service)

1-866-311-7541
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2020

Item 1. Reports to Stockholders.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)
(Unaudited)

David R. Wilmerding, Jr.
Chairman

August 18, 2020

Fellow Partner:

Our Fund earned $5.07 per share of net investment income for shares outstanding in the six month period ended June 30, 2020 compared to $5.85 per share earned in the same period of 2019. Total income in the first half of 2020 was decreased by $258,517 from the same period of 2019.

After providing for the July 1, 2020 distribution, the net asset value per partnership share at June 30, 2020 was $728.56. The net asset value on March 31, 2020, the date of our last report, was $623.96.

Commentary on market conditions and a comparison of our Fund’s performance to the Standard & Poor’s 500® Index and the Dow Jones Industrial Average™ will be found in the accompanying Investment Adviser’s Report.

Your comments or questions concerning Chestnut Street Exchange Fund are welcomed.

Yours sincerely,

David R. Wilmerding, Jr.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one may no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting the Fund at 1-866-311-7541 or by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting the Fund at 1-866-311-7541 or by contacting your financial intermediary. Your election to receive reports in paper will apply to the Fund and all funds you hold with your financial intermediary.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT

(Unaudited)

Portfolio Review

Summary

After an extremely turbulent six months, U.S. equities are down with the S&P 500® Index, detracting 3.1% over the first half of the year. 2020 got off to a good start with the signing of the U.S.-China “Phase One” trade deal, fourth quarter earnings showing year-over-year growth, strong consumer base and continued robust job reports with historic low unemployment. However, the market turned upside down as COVID-19 started to spread across Europe, and in a matter of weeks, global equity benchmarks fell from record highs into a bear market. Central banks have moved quickly to address problems and governments are acting aggressively to enact fiscal stimulus. The Federal Reserve ramped up its Quantitative Easing activity by declaring unlimited balance sheet expansion for the foreseeable future and lowered the federal funds rate to a 0-25bps range. In Washington, the U.S. Senate passed its fifth fiscal package in May to support individuals and businesses, bringing the total stimulus provided to over $6 trillion by the end of the quarter. The push to reopen parts of the economy suggests that global economic activity may be bottoming, but resurgence of COVID-19 cases, travel restrictions and fresh lockdown measures in several states are causing headwinds for investors. Information technology and consumer discretionary gained the most during the semi-annual period as the sectors benefited from social distancing and rapid digitalization. Energy detracted the most, driven by the escalation of the oil price war between Russia and Saudi Arabia, slowdown in demand and panic around limited storage capacity. Financials also lagged as banks are pressured with low rates, liquidity concerns and restrictions on buybacks and dividends.

Performance Attribution

The portfolio underperformed its benchmark index, the S&P 500® Index, during the semi-annual period, net of fees.

During the semi-annual period, the largest detractor from relative performance was security selection within the communication services sector, followed by positioning among information technology and financials. Conversely, the largest contributors to relative returns were a lack of holdings in utilities and real estate names, and additive stock selection in materials.

Within communication services, selection in the entertainment sub-sector and an overweight to media were the largest detractors from relative performance. At an issuer level, an overweight to Walt Disney and ViacomCBS weighed on returns. Within information technology, an underweight to Microsoft in the software industry, and an underweight to technology hardware, storage and peripherals hurt performance. In financials, a combination of overweight to and poor security selection in banks, specifically the Fund’s large positions in Wells Fargo and JPMorgan, further detracted from relative performance. Other notable detractors included an overweight to Schlumberger in the energy industry and an underweight to Apple in the information technology sector.

In contrast, in the utilities sector, a lack of exposure to electric utilities and multi-utilities was the largest contributor to relative performance. In materials, additive security selection within chemicals driven by the Fund’s large overweight to air products and chemicals bolstered returns. A lack of exposure to construction materials and containers and packaging also proved advantageous within the sector. Lastly, a lack of exposure to real estate investment trusts (REITs) within the real estate sector further contributed to relative returns. Other notable contributors during the semi-annual period included an overweight to Moody’s Corporation and a lack of exposure to Berkshire Hathaway within financials, and an overweight to Abbot Laboratories within the healthcare sector.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

INVESTMENT ADVISER’S REPORT (Continued)

(Unaudited)

Portfolio Review (concluded)

Outlook

We remain optimistic that a variety of business models will grow earnings in 2020 and an even larger group in 2021. The pandemic and its implications have driven the rapid adoption of a variety of businesses at a rate that we did not anticipate just one year ago. E-commerce, for example, as a percent of retail sales, grew +500 basis points month-over-month in April, and continues to accelerate. Cloud-based SaaS (Software as a Service) companies that offer solutions for business continuity and workflow automation have also seen extraordinary adoption.

The scale of the liquidity response should provide further support. The U.S. government spent $6 trillion to bridge a 90-day gap when the country was shut down. This was extraordinarily expensive, but has enabled some households and businesses to start getting back to normal operations and spending.

What are the risks? It is our current perception that Democrats will sweep in November, which we believe will have obvious implications for corporate tax rates, tax breaks for the wealthiest, and potential implications on healthcare pricing and margins. We learned our lesson regarding this construct and that we could see a change in business activity and market environment as we saw in 2016 with the Republican win. We believe that this would hurt domestically oriented businesses the most, such as banks and cable providers. Finally, another risk is the possibility of a prolonged recession.

Overall, we still believe that earnings in 2021 will be higher than in 2020. We believe the combination of cost reductions, adoption of Cloud and SaaS, and decreasing rent charges will all support margins and continue to drive earnings growth for years to come.

Any opinions expressed are those of BlackRock as of the date of this report and are subject to change based on changes in market or economic conditions. The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed may be worth more or less than their original cost. Past performance is not a guarantee of future results. Please call (866) 311-7541 for the most recent month-end performance. In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares. There is no guarantee that forecasts made herein will come to pass. The comments should not be construed as a recommendation for any individual holdings or market sectors. Information and opinions are derived from proprietary and non-proprietary sources deemed by BlackRock to be reliable. We cannot guarantee the accuracy of such information, assure its completeness, or warrant that such information will not be changed without notice. Reliance upon information in this report is at the sole discretion of the reader.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PERFORMANCE COMPARISON

June 30, 2020

(Unaudited)

The performance data represents past performance and the principal value and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results. Please call (866) 311-7541 for the most recent month-end performance.

In addition, the data does not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of Fund shares.

Total Returns as of June 30, 2020

	Average Annual Total Returns
	6 Months	1 Year	5 Year	10 Year	Since Inception(1)
Chestnut Street Exchange Fund	-7.84%	1.71%	7.85%	11.86%	10.76%
S&P 500® Index	-3.08%	7.51%	10.73%	13.99%	11.14%
Dow Jones Industrial AverageTM	-8.43%	-0.54%	10.62%	12.99%	11.17%

(1)	Cumulative since inception total returns were 8,412.93%, 9,798.71% and 9,906.53% for the Chestnut Street Exchange Fund, the S&P 500® Index and Dow Jones Industrial Average™ Index, respectively, for the period December 29, 1976 (inception date of the Fund) to June 30, 2020.

BlackRock Capital Management, Inc.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FUND EXPENSE EXAMPLE

(Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from January 1, 2020 through June 30, 2020, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Six Months Ended June 30, 2020’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value January 1, 2020	Ending Account Value June 30, 2020	Expenses Paid During Six Months Ended June 30, 2020*
Actual	$1,000.00	$921.60	$4.40
Hypothetical†
(5% return before expenses)	$1,000.00	$1,020.29	$4.62

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182 days), then divided by 366 to reflect the one-half year period. The Fund’s ending account value on the first line of the table is based on the actual total return of -7.84% for the six-month period ended June 30, 2020.

†	Hypothetical expenses are based on the Fund’s actual annualized six-month expense ratio and an assumed rate of return of 5% per year before expenses.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

PORTFOLIO HOLDINGS SUMMARY TABLE

June 30, 2020

(Unaudited)

Security Type/Industry	% of Net Assets	Value
COMMON STOCK
Technology	21.2%	$38,852,335
Financial	19.4%	35,553,820
Healthcare	13.2%	24,125,920
Consumer Cyclicals	12.7%	23,172,933
Transportation	8.4%	15,400,080
Basics	8.1%	14,908,789
Retail	5.5%	10,053,629
Staples	4.0%	7,300,016
Capital Equiment	4.0%	7,263,096
Energy	2.2%	4,079,500
Other assets in excess of liabilities	1.3%	2,389,333
Net Assets	100.0%	$183,099,451

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS

June 30, 2020

(Unaudited)

	Shares	Value
COMMON STOCKS: 98.7%
BASICS: 8.1%
Air Products and Chemicals, Inc.	50,413	$12,172,722
Cabot Corp.	73,848	2,736,067
		14,908,789
CAPITAL EQUIPMENT: 4.0%
Emerson Electric Co.	106,453	6,603,279
General Electric Co.	92,425	631,262
Westinghouse Air Brake Technologies Corp.	496	28,555
		7,263,096
CONSUMER CYCLICALS: 12.7%
3M Co.	23,636	3,686,980
Comcast Corp. Class A	202,741	7,902,844
Nike, Inc. Class B	21,213	2,079,935
ViacomCBS, Inc. Class B	51,024	1,189,880
Walt Disney Co.	74,552	8,313,294
		23,172,933
ENERGY: 2.2%
Exxon Mobil Corp.	62,101	2,777,157
Schlumberger Ltd.	70,818	1,302,343
		4,079,500
FINANCIAL: 19.4%
Bank of America Corp.	48,170	1,144,038
JPMorgan Chase & Co.	107,818	10,141,361
Moody’s Corp.	70,949	19,491,819
Wells Fargo & Co.	186,586	4,776,602
		35,553,820
HEALTHCARE: 13.2%
Abbott Laboratories	112,356	10,272,709
Johnson & Johnson	57,829	8,132,492
Merck & Co., Inc.	73,978	5,720,719
		24,125,920
RETAIL: 5.5%
Amazon.com, Inc.*	1,021	2,816,755
Home Depot, Inc.	20,117	5,039,510
Walmart, Inc.	18,345	2,197,364
		10,053,629

STAPLES: 4.0%
Altria Group, Inc.	15,436	605,863
Kraft Heinz Co.	3,607	115,027
Mondelez International, Inc.	10,720	548,114
PepsiCo, Inc.	37,423	4,949,566
Philip Morris International, Inc.	15,436	1,081,446
		7,300,016
TECHNOLOGY: 21.2%
Alphabet, Inc. Class A*	2,601	3,688,348
Apple, Inc.	16,404	5,984,179
Check Point Software Technologies Ltd. *	38,990	4,188,696
Cisco Systems, Inc.	24,194	1,128,408
Intel Corp.	193,794	11,594,695
Microsoft Corp.	43,766	8,906,819
Oracle Corp.	60,814	3,361,190
		38,852,335
TRANSPORTATION: 8.4%
Union Pacific Corp.	91,087	15,400,080
		15,400,080

Total Common Stocks
(Cost: $24,970,079)		180,710,118

TOTAL INVESTMENT IN SECURITIES
(Cost $24,970,079) 98.7%		$180,710,118
Other assets in excess of liabilities 1.3%		2,389,333
NET ASSETS 100.0%		$183,099,451

*	Non-Income Producing

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

SCHEDULE OF INVESTMENTS (Concluded)

June 30, 2020

(Unaudited)

Fair Value Measurements. The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	—	quoted prices in active markets for identical securities

● Level 2	—	other significant observable inputs (including quoted prices for identical securities in inactive markets and for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of June 30, 2020, in valuing the Fund’s investments carried at value:

	Total Value at 6/30/20	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Common Stocks*	$180,710,118	$180,710,118	$—	$—

*	See details of industry breakout in the Schedule of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended June 30, 2020, there were no transfers among Levels 1, 2 and 3 for the Fund.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF ASSETS & LIABILITIES

June 30, 2020

(Unaudited)

Assets
Investments in securities, at value (cost $24,970,079)	$180,710,118
Cash	2,974,950
Dividends receivable	220,611
Interest receivable	194
Prepaid expenses	68,405
Total assets	183,974,278

Liabilities
Payable for distributions	577,980
Payable for Fund shares redeemed	3,643
Accrued advisory fees	76,853
Accrued administration and accounting fees	136,187
Accrued partners’ compensation	9,554
Accrued expenses and other liabilities	70,610
Total liabilities	874,827
Net Assets	$183,099,451

Net Assets consisted of:
Other capital - paid-in or reinvested	$26,415,016
Distributable earnings	156,684,435
Net Assets (Applicable to 251,316 partnership shares outstanding)	$183,099,451
Net Asset Value offering and redemption price per share
(183,099,451 / 251,316 shares)	$728.56

Net Assets applicable to shares owned by:
Limited partners (251,273 shares)	$183,068,123
Managing general partners (43 shares)	31,328
Net Assets (251,316 shares)	$183,099,451

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2020

(Unaudited)

Investment Income
Dividends		$2,129,998
Interest		2,060
Total income		2,132,058
Expenses
Investment advisory services (Note C)		257,646
Administration and accounting fees (Note C)		239,427
Transfer agent fees		148,810
Legal fees (Note C)		124,317
Managing general partners’ compensation, officer’s salary and expenses (Note C)		49,984
Custodian fees		11,984
Printing		10,330
Audit fees		9,735
Insurance		8,518
Miscellaneous		9,658
Total expenses		870,409
Advisory fees waived		(17,927)
Total expenses, net		852,482
Net investment income		1,279,576

Net realized and unrealized gain on investments
Net realized gain on sale of investment securities		—
Tax expense from realized capital gains		—
Net realized gain from securities transactions: distributed on redemption of partnership shares		923,076
Unrealized appreciation on investments
Beginning of period	$173,796,300
End of period	155,740,038
Net change in unrealized appreciation		(18,056,262)
Net realized and unrealized loss from investments		(17,133,186)
Net decrease in net assets resulting from operations		$(15,853,610)

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2020 (Unaudited)	Year Ended December 31, 2019
Increase / (decrease) in net assets
Operations:
Net investment income	$1,279,576	$3,046,993
Net realized gain from securities transactions, for federal income tax purposes net gain is $0 and $1,631,673, respectively	—	1,631,673
Tax expense from realized capital gains	—	(280,737)
Excess of market value over book value of securities distributed upon redemption of partnership shares	923,076	9,429,646
Net change in unrealized appreciation (depreciation) on investments	(18,056,262)	35,317,760
Increase (decrease) in net assets resulting from operations	(15,853,610)	49,145,335

Distributions to partners from:
Total distributable earnings	(1,258,536)	(3,046,321)

Capital share transactions:
Net asset value of 148(1) and 303(2) shares issued in lieu of cash distributions, respectively	99,541	225,607
Cost of 1,373(3) and 13,019(4) shares repurchased, respectively	(966,604)	(9,621,984)
Decrease in net assets from capital share transactions	(867,063)	(9,396,377)
Total increase/(decrease) in net assets	(17,979,209)	36,702,637

Net assets:
Beginning of period	201,078,660	164,376,023
End of period	$183,099,451	$201,078,660

(1) Includes 148 Limited partners shares and 0 Managing general partners shares.

(2) Includes 303 Limited partners shares and 0 Managing general partners shares.

(3) Includes 1,373 Limited partners shares and 0 Managing general partners shares.

(4) Includes 12,969 Limited partners shares and 50 Managing general partners shares.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

FINANCIAL HIGHLIGHTS

(For a Share of the Fund Outstanding Throughout Each Period)

	Six Months Ended	Year Ended December 31,
	June 30, 2020*	2019	2018	2017	2016	2015
	(Unaudited)
Net Asset Value,
Beginning of Period	$796.22	$619.69	$674.84	$580.36	$529.81	$559.24

Income From Investment Operations:
Net investment income	5.07	11.82	11.77	10.94	10.94	10.52
Net gain (loss) on securities (both realized and unrealized)	(67.73)	176.53	(55.15)	94.44	50.12	(29.43)
Total from Investment Operations	(62.66)	188.35	(43.38)	105.38	61.06	(18.91)

Less Distributions:
From net investment income	(5.00)	(11.82)	(11.77)	(10.90)	(10.98)	(10.52)
Capital Contribution from Investment Advisor	—	—	—	—	0.47 **	—
Net Asset Value, End of Period	$728.56	$796.22	$619.69	$674.84	$580.36	$529.81
Total Return	(7.84)%	30.66%	(6.43)%	18.37%	11.72%**	(3.42)%
Ratios/Supplemental Data:
Net Assets, End of Period (000’s)	$183,099	$201,079	$164,376	$200,532	$201,003	$202,329
Ratios to average net assets:
Expenses
Including waivers	0.92%	0.66%	0.58%	0.59%	0.58%	0.54%
Excluding waivers	0.94%	0.68%	0.59%	0.61%	0.60%	0.56%
Net investment income	1.41%	1.62%	1.69%	1.74%	1.98%	1.93%
Portfolio Turnover Rate	0.00%	0.89%	0.94%	0.00%	2.60%	0.02%

*	All ratios have been annualized except total return and portfolio turnover rate.

**	During the year ended December 31, 2016, the Advisor reimbursed the Fund $172,892 as a result of a trading error, which otherwise would have reduced Total Return by 0.09%.

See Accompanying Notes to Financial Statements.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

NOTES TO FINANCIAL STATEMENTS

June 30, 2020

(Unaudited)

(A)	ORGANIZATION

Chestnut Street Exchange Fund (the “Fund”), a California Limited Partnership, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Fund’s investment objective is to seek long- term growth of capital and, secondarily, current income. Effective January 1, 1998, the Fund changed its status for tax purposes from a partnership to a regulated investment company. The change resulted from the enactment of the “Publicly Traded Partnership” rules to the Internal Revenue Code in 1987 which first applied to the Fund after 1997.

(B)	SIGNIFICANT ACCOUNTING PRINCIPLES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuations

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. This coronavirus has resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund, including political, social and economic risks. Any such impact could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund. The ultimate impact of COVID-19 on the financial performance of the Fund’s investments is not reasonably estimable at this time.

Securities listed or traded on an exchange are valued generally at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, valued at the closing bid price on that day. Each security reported on the NASDAQ Stock Market, Inc. is valued at the NASDAQ Official Close Price. Securities for which market quotations are not readily available or are believed to be unreliable are valued at fair value as determined in good faith using methods approved by the Managing General Partners. Short-term obligations having 60 days or less to maturity are valued at amortized cost which approximates market value.

Securities Transactions and Investment Income

Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales and redemptions in-kind are computed on the basis of specific identification for both financial reporting and income tax purposes. For securities exchanged into the Fund at the Fund’s inception in 1976, the cost for financial reporting purposes is the value of those securities as used in the exchange. The cost, for income tax purposes, of securities exchanged into the Fund is the tax basis of the individual investor. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Distributions

Distributions from net investment income are paid quarterly and recorded on the ex-dividend date. Distributions of capital gains, if any, are paid annually and recorded on the ex-dividend date.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income which is distributed to shareholders. The Fund currently intends to retain all of its net long-term capital gains and pay the income tax at the applicable corporate income tax rate. The Fund may change this policy at any time and distribute up to all of its net long-term gains to shareholders.

For the year 2019, the Fund did not distribute net long-term capital gains, but has retained gains of $1,336,845 and has paid the tax at the corporate income tax at the rate of 21% (in the amount of $280,737). The partners of record as of December 31, 2019 are entitled to a proportionate credit of the tax payment and the tax basis of their shares has been increased by the amount of undistributed gains less the tax paid by the Fund.

During the year ended December 31, 2019, the Fund utilized $294,828 of its capital loss carryover from prior years and has no capital loss carryover as of December 31, 2019.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (December 31, 2016—2019) and has concluded that no provision for federal income tax is required in the Fund’s financial statements, except as noted above. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2019, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal tax cost	$23,531,169
Gross unrealized appreciation	175,273,241
Gross unrealized depreciation	—
Net unrealized appreciation	$175,273,241

The difference between book basis and tax basis of investments is attributable to the use of the individual partners’ tax basis for those securities contributed to the Fund at its inception, as required by law.

Recent Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management has adopted these amendments and there was no significant impact to the accompanying notes.

(C)	INVESTMENT ADVISORY FEES, OTHER SERVICES AND TRANSACTIONS WITH AFFILIATES

BlackRock Capital Management, Inc. (“BCM” or the “Adviser”), a wholly owned subsidiary of BlackRock Institutional Management, Inc., serves as Investment Adviser to the Fund pursuant to an advisory agreement dated September 29, 2006 as amended November 1, 2014 (“Advisory Agreement”). All BlackRock entities named are subsidiaries of BlackRock, Inc.

The Advisory Agreement provides for a fee, computed daily and paid monthly at the annual rate of 0.32% of the first $100,000,000 of the Fund’s net assets, plus 0.24% of the next $100,000,000 of the Fund’s net assets, plus 0.26% of the Fund’s net assets exceeding $200,000,000, which is reduced by an annual charge of $36,000 that is charged ratably against monthly payments. For the six months ended June 30, 2020, this fee reduction equaled $17,957.

U.S. Bancorp Fund Services, doing business as U.S. Bank Global Fund Services serves as the Fund’s administrator, accounting agent, transfer agent and dividend disbursing agent. U.S. Bank, NA serves as the Fund’s custodian.

The Managing General Partners each receive a fixed fee as compensation for their services, fees for attending Board meetings and reimbursement of expenses incurred attending Board meetings. In addition, the Chairman, President, Chief Financial Officer and Chief Compliance Officer receive additional payments for overseeing the Fund’s activities, plus reimbursements of related expenses. For the six months ended June 30, 2020, payments to or for the Managing General Partners amounted to $49,984.

Legal fees amounting to $124,317 for the six months ended June 30, 2020 were paid to Faegre Drinker Biddle & Reath LLP. A partner of the law firm is the Secretary of the Fund.

(D)	INVESTMENT TRANSACTIONS

There were no purchases or sales of investment securities (excluding short-term obligations and redemptions in-kind) for the six months ended June 30, 2020.

(E)	DISTRIBUTIONS TO SHAREHOLDERS

Net investment income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The primary difference applicable to the Fund’s distributions is the requirement to pass through 40% of its aggregate expenses to the partners of the Fund. This is required because the Fund has fewer than 500 partners and does not continuously offer shares. The partners have treated this pass-through of expenses as a distribution of net investment income and a corresponding miscellaneous itemized deduction of investment expense, however, in tax years 2019 through 2025, as a result of the Tax Cuts and Jobs Act of 2017, the investment expenses are no longer deductible.

The tax character of distributions paid during 2019 and 2018 were as follows:

	2019	2018
Ordinary income	$3,544,567	$3,689,351
Investment expense	(498,246)	(442,172)
Distributed to partners	$3,046,321	$3,247,179

For federal income tax purposes, distributions of net investment income and short-term capital gains are treated as ordinary income dividends.

(F)	IN-KIND DISTRIBUTION OF SECURITIES

During the six months ended June 30, 2020, the Fund distributed portfolio securities in lieu of cash for most shareholder redemptions. The value of these redemptions in portfolio securities and cash redemptions were as follows:

	Value of the Redemptions		Net Realized Gain Included in Redemptions	Fund Shares Redeemed
Portfolio Securities	$961,301	*	$923,076	$1,365
Cash	5,303		—	—
	$966,604		$923,076	$1,365

*	Includes $196 in cash redeemed.

Net realized gains from these in-kind transactions are not taxable to the Fund. Such gains are not distributed to shareholders and will be reclassified to paid-in capital at the Fund’s fiscal year end. These transactions were completed following guidelines approved by the Managing General Partners.

(G)	INDEMNIFICATIONS

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated. However, based on experience, the risk of material loss for such claims is considered remote.

(H)	TAX MATTERS

At December 31, 2019, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$281
Other timing differences	(1,476,941)
Net unrealized appreciation on investments	175,273,241
$173,796,581

(I)	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there were no subsequent events requiring disclosure.

CHESTNUT STREET EXCHANGE FUND

(A California Limited Partnership)

ADDITIONAL INFORMATION

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 311-7541 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended March 31 and September 30) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC website at http://www.sec.gov.

[INTENTIONALLY LEFT BLANK]

[INTENTIONALLY LEFT BLANK]

MANAGING GENERAL PARTNERS

Gordon L. Keen, Jr.

Langhorne B. Smith

David R. Wilmerding, Jr.

INVESTMENT ADVISER

BlackRock Capital Management, Inc.

100 Bellevue Parkway

Wilmington, Delaware 19809

ADMINISTRATOR*

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

TRANSFER AGENT*

U.S. Bank Global Fund Services

615 East Michigan Street

Milwaukee, Wisconsin 53202

* Effective as of April 18, 2020

Semi-Annual Report

June 30, 2020

(Unaudited)

Chestnut Street Exchange

Fund

223 Wilmington West Chester Pike
Chadds Ford, PA 19137
1-866-311-7541

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the registrant’s service provider.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable to open-end investment companies.

     (4) Changes in the registrant’s independent public accountant.

There was no change in the registrant’s independent public accountant for the period       covered by the report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002.

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Chestnut Street Exchange Fund

By (Signature and Title)     /s/ Terry Wettergreen
Terry Wettergreen, President & Chief Compliance Officer
(principal executive officer)

Date            9/2/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Terry Wettergreen
 Terry Wettergreen, President & Chief Compliance Officer
 (principal executive officer)

Date            9/2/20

By (Signature and Title)  /s/ John Boyle
 John Boyle, Chief Financial Officer
 (principal financial officer)

Date            9/3/20